STOCKHOLDERS' EQUITY - Estimate the fair value of the warrants (Details) - Series B Preferred Stock Warrant	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Weighted average valuation assumptions
Warrants and Rights Outstanding, Valuation Technique [Extensible List]	us-gaap:ValuationTechniqueOptionPricingModelMember	us-gaap:ValuationTechniqueOptionPricingModelMember	us-gaap:ValuationTechniqueOptionPricingModelMember	us-gaap:ValuationTechniqueOptionPricingModelMember
Measurement Input, Risk Free Interest Rate | Minimum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.0154	0.0154	0.0154	0.0154
Measurement Input, Risk Free Interest Rate | Maximum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.0188	0.0188	0.0188	0.0184
Measurement Input, Price Volatility | Minimum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.7195	0.7195	0.7195	0.7195
Measurement Input, Price Volatility | Maximum
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.7271	0.7271	0.7271	0.7220
Measurement Input, Expected Term
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term	10 years	10 years	10 years	10 years
Measurement Input, Expected Dividend Rate
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0	0	0	0